Fair Value of Financial Instruments - Assets Measured at Fair Value on Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Carrying Value [Member] | Impaired Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	$ 193	$ 364
Carrying Value [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	28
(Level 3) Significant Unobservable Inputs [Member] | Impaired Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	193	$ 364
(Level 3) Significant Unobservable Inputs [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on non-recurring basis	$ 28